Summary of Significant Accounting Policies (Details 1) (USD $)	6 Months Ended
Jun. 30, 2013
Kings Gaming [Member]
Fair Value at 6/30/2013	$ 9,000,000
Kings Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	0.29%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	0.31%
Kings Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	$ 4.22
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	$ 5.29
Oriental VIP Room [Member]
Fair Value at 6/30/2013	47,813,997
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	8.60%
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	(16.00%)
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	$ 3.87
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	$ 4.00
Bao Li Gaming [Member]
Fair Value at 6/30/2013	$ 47,758,470
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	10.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	(60.00%)
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	$ 4.20
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	$ 4.31